Commitments and Contingencies	6 Months Ended
Jun. 30, 2019
Commitments and Contingencies
Commitments and Contingencies

11    Commitments and Contingencies

There are no material legal proceedings to which the Company is a party or to which any of its properties are the subject, or other contingencies that the Company is aware of, other than routine litigation incidental to the Company’s business. Furthermore, the Company does not have any commitments outstanding.

See the Note 7 "Other Non-current Assets" for capital commitments related to the installation of scrubbers on certain of the Company's vessels.